Intangible Assets, Net - Schedule of Amortization Expense of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Amortization Expense of Intangible Assets [Abstract]
2027	$ 379,596
2028	379,596
2029	379,596
2030	379,596
2031 and thereafter	252,698
Total	$ 1,771,082	$ 2,037,043